UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: August 31, 2009

Item 1. Schedule of Investments.

Stephens Mid Cap Growth Fund
Schedule of Investments at August 31, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.7%
	Aerospace & Defense - 1.9%
6,250	BE Aerospace, Inc. *	$107,062
1,595	Precision Castparts Corp.	145,592
		252,654
	Auto Components - 1.2%
8,650	LKQ Corp. *	150,164

	Beverages - 1.9%
2,687	Brown-Forman Corp. - Class B	120,163
4,100	Hansen Natural Corporation *	133,906
		254,069
	Biological Products - 1.7%
10,500	QIAGEN NV *	215,775

	Biotechnology - 1.7%
700	Alexion Pharmaceuticals, Inc. *	31,598
1,880	Cephalon, Inc. *	107,028
2,700	Myriad Genetics, Inc. *	82,539
		221,165
	Capital Markets - 3.6%
2,380	Affiliated Managers Group, Inc. *	155,485
850	Greenhill & Co., Inc.	67,320
2,800	Lazard Ltd.	108,836
6,000	Raymond James Financial, Inc.	136,500
		468,141
	Chemicals - 1.1%
2,975	Airgas, Inc.	138,338

	Commercial Banks - 0.8%
2,200	Cullen/Frost Bankers, Inc.	108,416

	Commercial Services & Supplies - 6.5%
7,850	Corrections Corp. of America *	155,744
3,200	DeVry, Inc.	163,520
3,100	FTI Consulting, Inc. *	134,974
2,750	IHS, Inc. *	133,100
3,950	Stericycle, Inc. *	195,604
300	Strayer Education, Inc.	63,330
		846,272
	Communications Equipment - 1.4%
5,400	F5 Networks, Inc. *	186,246

	Electrical Equipment - 1.0%
250	First Solar, Inc. *	30,395
2,200	Roper Industries, Inc.	104,236
		134,631
	Electronic Equipment & Instruments - 3.7%
3,800	Dolby Laboratories, Inc. *	148,238
1,900	Itron, Inc. *	104,101
4,720	National Instruments Corp.	120,974
2,750	SunPower Corp. - Class A *	58,822
2,060	Trimble Navigation Ltd. *	52,448
		484,583
	Energy Equipment & Services - 5.8%
1,650	Core Laboratories NV	152,905
3,590	FMC Technologies, Inc. *	171,243
4,710	National-Oilwell Varco, Inc. *	171,209
4,050	Noble Corp.	141,871
2,350	Smith International, Inc.	64,790
5,860	TETRA Technologies, Inc. *	51,685
		753,703
	Food & Staples Retailing - 0.7%
3,100	Whole Foods Market, Inc. *	90,148

	Health Care Equipment & Supplies - 7.9%
4,085	Gen-Probe, Inc. *	157,477
9,998	Hologic, Inc. *	164,467
4,100	Idexx Laboratories, Inc. *	208,116
3,950	Illumina, Inc. *	139,316
4,925	ResMed, Inc. *	226,107
1,150	St. Jude Medical, Inc. *	44,321
2,250	Varian Medical Systems, Inc. *	96,908
		1,036,712
	Health Care Providers & Services - 7.4%
3,845	Cerner Corp. *	237,275
3,650	Express Scripts, Inc. *	263,603
2,595	Henry Schein, Inc. *	137,483
5,695	Psychiatric Solutions, Inc. *	152,569
7,280	VCA Antech, Inc. *	180,180
		971,110
	Hotels, Restaurants & Leisure - 1.4%
900	Chipotle Mexican Grill, Inc. *	66,924
2,150	Panera Bread Co. - Class A *	112,251
		179,175
	Insurance - 2.4%
2,950	Covanta Holding Corp. *	52,805
6,480	HCC Insurance Holdings, Inc.	171,331
1,600	RenaissanceRe Holdings Ltd.	87,120
		311,256
	Internet & Catalog Retail - 1.1%
1,200	Netflix, Inc. *	52,392
2,150	VistaPrint Ltd. *	89,096
		141,488
	Internet Software & Services - 1.9%
5,650	Akamai Technologies, Inc. *	99,666
2,050	Mercadolibre, Inc. *	64,513
4,200	VeriSign, Inc. *	88,998
		253,177
	IT Services - 7.2%
4,300	Alliance Data Systems Corp. *	238,908
4,410	Cognizant Technology Solutions Corp. - Class A *	153,821
5,555	Global Payments, Inc.	235,754
10,845	Iron Mountain, Inc. *	317,650
		946,133
	Life Sciences Tools & Services - 3.4%
3,580	Covance, Inc. *	190,098
2,000	Life Technologies Corporation *	89,060
2,590	Millipore Corp. *	171,536
		450,694
	Machinery - 0.4%
1,500	AGCO Corp. *	46,860

	Medical Devices - 1.3%
755	Intuitive Surgical, Inc. *	168,146

	Multiline Retail - 1.4%
2,750	Big Lots, Inc. *	69,905
3,650	Family Dollar Stores, Inc.	110,522
		180,427
	Oil, Gas & Consumable Fuels - 4.6%
4,630	Newfield Exploration Co. *	179,135
3,350	Petrohawk Energy Corp. *	72,125
3,900	Range Resources Corp.	188,643
4,410	Southwestern Energy Co. *	162,553
		602,456
	Pharmaceuticals - 0.7%
1,755	Shire PLC - ADR	86,978

	Road & Rail - 0.3%
1,600	J.B. Hunt Transport Services, Inc.	44,848

	Semiconductor & Semiconductor Equipment - 7.1%
34,265	ARM Holdings PLC - ADR	217,583
6,511	ASML Holding NV - ADR	178,857
7,590	Intersil Corp. - Class A	112,332
7,280	Microchip Technology, Inc.	193,284
4,750	NVIDIA Corp. *	68,970
5,025	Varian Semiconductor Equipment Associates, Inc. *	153,614
		924,640
	Software - 7.3%
16,820	Activision Blizzard, Inc. *	195,280
3,050	Ansys, Inc. *	107,177
2,300	Factset Research Systems, Inc.	126,592
950	McAfee, Inc. *	37,791
8,950	Nuance Communications, Inc. *	110,354
7,290	Red Hat, Inc. *	167,378
4,005	Salesforce.com, Inc. *	207,739
		952,311
	Specialty Retail - 8.5%
700	AutoZone, Inc. *	103,075
4,250	Dick's Sporting Goods, Inc. *	95,243
6,080	GameStop Corp. - Class A *	144,704
5,850	Guess ?, Inc.	204,984
4,600	Ross Stores, Inc.	214,544
4,350	The TJX Companies, Inc.	156,382
6,750	Urban Outfitters, Inc. *	191,903
		1,110,835
	Trading Companies & Distributors - 1.4%
2,530	Fastenal Co.	91,586
2,280	MSC Industrial Direct Co., Inc. - Class A	90,083
		181,669
	TOTAL COMMON STOCKS
	(Cost $14,244,641)	12,893,220

	SHORT-TERM INVESTMENT - 1.6%
	Money Market Fund - 1.6%
206,955	AIM Liquid Assets Portfolio - Institutional Class	206,955

	TOTAL SHORT-TERM INVESTMENT
	(Cost $206,955)	206,955

	TOTAL INVESTMENTS IN SECURITIES - 100.3%
	(Cost $14,451,596)	13,100,175
	Liabilities in Excess of Other Assets - (0.3)%	(31,821)
	TOTAL NET ASSETS - 100.0%	$13,068,354

*	Non-income producing security.
ADR	American Depository Receipt

The cost basis of investments for federal income tax purposes at August 31, 2009 was as follows+:

Cost of investments	$14,453,214
Gross unrealized appreciation	608,883
Gross unrealized depreciation	(1,961,922)
Net unrealized depreciation	$(1,353,039)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at August 31, 2009

Stephens Mid Cap Growth Fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157") and FASB Staff Position No. 157-4 ("FSP 157-4"). FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. FAS 157 requires each fund to classify its securities based on valuation method, using the following levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value Stephens Mid Cap Growth Fund's net assets as of August 31, 2009:

Description	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$1,899,844	$—	$—	$1,899,844
Consumer Staples	344,217	—	—	344,217
Energy	1,356,159	—	—	1,356,159
Financials	835,009	—	—	835,009
Health Care	3,150,579	—	—	3,150,579
Industrials	1,709,361	—	—	1,709,361
Information Technology	3,459,714	—	—	3,459,714
Materials	138,337	—	—	138,337
Total Equity	12,893,220	—	—	12,893,220
Short-Term Investment	206,955	—	—	206,955
Total Investments in Securities	$13,100,175	$—	$—	$13,100,175

Stephens Small Cap Growth Fund
Schedule of Investments at August 31, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS - 94.5%
	Auto Components - 1.2%
37,100	LKQ Corp. *	$644,056

	Beverages - 0.5%
7,400	Hansen Natural Corporation *	241,684

	Biotechnology - 1.5%
7,600	BioMarin Pharmaceutical, Inc. *	125,172
12,700	Cepheid, Inc. *	152,273
6,700	Cubist Pharmaceuticals, Inc. *	138,556
5,800	Myriad Genetics, Inc. *	177,306
1,800	United Therapeutics Corp. *	164,718
		758,025
	Capital Markets - 3.3%
5,800	Affiliated Managers Group, Inc. *	378,914
4,000	Greenhill & Co., Inc.	316,800
23,400	Raymond James Financial, Inc.	532,350
8,500	Stifel Financial Corp. *	478,550
		1,706,614
	Commercial Banks - 0.5%
7,600	Prosperity Bancshares, Inc.	262,428

	Commercial Services & Supplies - 9.4%
11,632	Advisory Board Co. *	307,434
31,500	Asset Acceptance Capital Corp. *	229,320
14,100	Cornell Companies, Inc. *	283,269
15,635	CoStar Group, Inc. *	593,348
10,700	CRA International, Inc. *	298,851
6,300	FTI Consulting, Inc. *	274,302
24,600	GEO Group, Inc. *	450,672
11,400	ICF International, Inc. *	311,790
17,100	Portfolio Recovery Associates, Inc. *	751,032
3,100	Strayer Education, Inc.	654,410
15,400	Team, Inc. *	268,422
15,000	Tetra Tech, Inc. *	443,100
		4,865,950
	Communications Equipment - 2.0%
19,900	DG FastChannel, Inc. *	345,066
13,000	F5 Networks, Inc. *	448,370
11,500	Riverbed Technology, Inc. *	221,720
		1,015,156
	Computers & Peripherals - 2.7%
9,000	QLogic Corp. *	142,290
26,400	STEC, Inc. *	1,069,992
12,300	Stratasys, Inc. *	176,997
		1,389,279
	Consumer Finance - 1.3%
27,200	EZCORP, Inc. *	363,664
17,600	First Cash Financial Services, Inc. *	330,704
		694,368
	Distributors - 0.2%
11,900	DXP Enterprises, Inc. *	126,259

	Diversified Consumer Services - 0.8%
6,500	Capella Education Co. *	411,775

	Diversified Telecommunication Services - 0.4%
9,100	Neutral Tandem, Inc. *	227,591

	Electric Services - 0.3%
3,800	Ormat Technologies, Inc.	137,028

	Electrical Equipment - 0.7%
11,200	American Superconductor Corporation *	361,872

	Electronic Equipment & Instruments - 2.1%
7,100	Itron, Inc. *	389,009
11,845	National Instruments Corp.	303,587
10,700	SunPower Corp. - Class A *	228,873
7,410	Trimble Navigation Ltd. *	188,659
		1,110,128
	Energy Equipment & Services - 5.6%
8,900	Core Laboratories NV	824,763
9,600	Dril-Quip, Inc. *	409,536
12,300	Hornbeck Offshore Services, Inc. *	271,338
53,200	Key Energy Services, Inc. *	380,380
8,730	Oceaneering International, Inc. *	455,444
9,600	Oil States International, Inc. *	282,912
30,370	TETRA Technologies, Inc. *	267,864
		2,892,237
	Food & Staples Retailing - 1.0%
20,140	United Natural Foods, Inc. *	544,183

	Food Products - 0.7%
23,810	Hain Celestial Group, Inc. *	380,960

	Health Care Equipment & Supplies - 7.2%
30,400	Conceptus, Inc. *	550,848
13,160	Gen-Probe, Inc. *	507,318
17,690	Hologic, Inc. *	291,000
5,600	Illumina, Inc. *	197,512
4,000	Masimo Corporation *	100,480
16,400	Meridian Bioscience, Inc.	395,240
14,700	Micrus Endovascular Corp. *	168,168
13,600	Neogen Corp. *	380,800
19,880	NuVasive, Inc. *	796,592
25,000	Volcano Corporation *	357,500
		3,745,458
	Health Care Providers & Services - 7.7%
9,300	Amedisys, Inc. *	414,222
40,680	Eclipsys Corp. *	681,797
8,900	HMS Holdings Corp. *	334,729
22,600	ICON PLC - ADR *	488,612
12,300	IPC The Hospitalist Company, Inc. *	363,342
29,500	PSS World Medical, Inc. *	602,980
23,610	Psychiatric Solutions, Inc. *	632,512
18,355	VCA Antech, Inc. *	454,286
		3,972,480
	Health Care Technology - 2.8%
19,000	athenahealth, Inc. *	764,370
21,600	MedAssets, Inc. *	482,328
13,021	Medidata Solutions, Inc. *	206,513
		1,453,211
	Hotels, Restaurants & Leisure - 2.0%
14,920	BJ's Restaurants, Inc. *	255,878
7,800	Buffalo Wild Wings, Inc. *	321,594
8,500	Panera Bread Co. - Class A *	443,785
		1,021,257
	Insurance - 0.6%
12,500	Validus Holdings Ltd.	320,750

	Internet & Catalog Retail - 3.1%
8,200	Blue Nile, Inc. *	454,116
3,300	Netflix, Inc. *	144,078
12,300	Shutterfly, Inc. *	177,858
20,526	VistaPrint Ltd. *	850,597
		1,626,649
	Internet Software & Services - 5.6%
9,600	Akamai Technologies, Inc. *	169,344
53,259	CyberSource Corp. *	817,526
11,800	Digital River, Inc. *	416,776
15,200	Mercadolibre, Inc. *	478,344
35,305	Omniture, Inc. *	505,214
29,970	Vocus, Inc. *	505,294
		2,892,498
	IT Services - 0.8%
13,800	NCI, Inc. *	405,030

	Kidney Dialysis Centers - 0.4%
36,300	Dialysis Corp. of America *	216,711

	Life Sciences Tools & Services - 1.0%
20,300	Parexel International Corp. *	260,449
3,800	Techne Corp.	234,346
		494,795
	Media - 3.0%
78,212	IMAX Corporation *	735,193
27,200	National CineMedia, Inc.	408,000
43,500	TiVo, Inc. *	426,735
		1,569,928
	Multiline Retail - 0.5%
9,800	Big Lots, Inc. *	249,116

	Oil, Gas & Consumable Fuels - 2.4%
7,800	Arena Resources, Inc. *	238,524
15,900	Carrizo Oil & Gas, Inc. *	307,347
11,400	Goodrich Petroleum Corp. *	272,916
12,700	Tesco Corporation *	97,536
6,900	Whiting Petroleum Corp. *	334,926
		1,251,249
	Prepackaged Software - 1.9%
23,250	Blackbaud, Inc.	447,795
43,300	Phase Forward, Inc. *	556,838
		1,004,633
	Property & Casualty Insurance - 1.1%
23,698	Tower Group, Inc.	568,515

	Semiconductor & Related Products - 1.3%
19,000	Aixtron AG - ADR	373,350
14,378	Monolithic Power Systems, Inc. *	323,936
		697,286
	Semiconductor & Semiconductor Equipment - 6.1%
54,520	ARM Holdings PLC - ADR	346,202
22,800	Atheros Communications, Inc. *	630,192
11,800	Cymer, Inc. *	415,124
10,300	Hittite Microwave Corp. *	354,526
23,430	Microsemi Corp. *	330,597
25,900	Semtech Corp. *	473,193
20,270	Varian Semiconductor Equipment Associates, Inc. *	619,654
		3,169,488
	Software - 6.9%
19,700	Ansys, Inc. *	692,258
12,300	ArcSight, Inc. *	238,005
8,200	Concur Technologies, Inc. *	289,952
43,100	EPIQ Systems, Inc. *	646,069
7,400	Factset Research Systems, Inc.	407,296
14,500	MICROS Systems, Inc. *	404,115
19,400	Nuance Communications, Inc. *	239,202
28,800	PROS Holdings, Inc. *	232,704
8,300	Quality Systems, Inc.	446,872
		3,596,473
	Specialty Retail - 5.4%
23,865	Aaron's, Inc.	622,876
6,000	Aeropostale, Inc. *	234,900
21,299	Citi Trends, Inc. *	474,755
9,940	Guess?, Inc.	348,298
8,400	hhgregg, Inc. *	145,152
40,400	Pep Boys - Manny, Moe & Jack	360,772
38,200	Ulta Salon, Cosmetics & Fragrance, Inc. *	440,064
5,800	Urban Outfitters, Inc. *	164,894
		2,791,711
	Trading Companies & Distributors - 0.5%
6,045	MSC Industrial Direct Co., Inc. - Class A	238,838

	TOTAL COMMON STOCKS
	(Cost $44,793,774)	49,055,669

	SHORT-TERM INVESTMENTS - 5.1%
	Money Market Funds - 5.1%
2,061,099	AIM Liquid Assets Portfolio - Institutional Class	2,061,099
595,714	AIM Short-Term Prime Portfolio - Institutional Class	595,714
		2,656,813
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,656,813)	2,656,813

	TOTAL INVESTMENTS IN SECURITIES - 99.6%
	(Cost $47,450,587)	51,712,482
	Other Assets in Excess of Liabilities - 0.4%	205,487
	TOTAL NET ASSETS - 100.0%	$51,917,969

*	Non-income producing security.
ADR	American Depository Receipt

The cost basis of investments for federal income tax purposes at August 31, 2009 was as follows+:

Cost of investments	$47,466,955
Gross unrealized appreciation	7,028,834
Gross unrealized depreciation	(2,783,307)
Net unrealized appreciation	$4,245,527

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at August 31, 2009

Stephens Small Cap Growth Fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157") and FASB Staff Position No. 157-4 ("FSP 157-4"). FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. FAS 157 requires each fund to classify its securities based on valuation method, using the following levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value Stephens Small Cap Growth Fund's net assets as of August 31, 2009:

Description	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$7,691,570	$—	$—	$7,691,570
Consumer Staples	1,166,827	—	—	1,166,827
Energy	4,143,485	—	—	4,143,485
Financials	4,533,027	—	—	4,533,027
Health Care	11,644,390	—	—	11,644,390
Industrials	4,187,030	—	—	4,187,030
Information Technology	15,324,721	—	—	15,324,721
Telecommunication Services	227,591	—	—	227,591
Utilities	137,028	—	—	137,028
Total Equity	49,055,669	—	—	49,055,669
Short-Term Investments	2,656,813	—	—	2,656,813
Total Investments in Securities	$51,712,482	$—	$—	$51,712,482

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*    /s/Robert M. Slotky
Robert M. Slotky, President

Date  October 13, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Robert M. Slotky
Robert M. Slotky, President

Date  October 13, 2009

By (Signature and Title)*    /s/Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  September 22, 2009

* Print the name and title of each signing officer under his or her signature.